Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Goodwill [Line Items]
Beginning balance	$ 7,511	$ 9,665
Exchange difference	200	108
Disposal		(2,262)
Ending balance	7,711	7,511	9,665
Beginning balance		2,262
Charge for the year			758
Exchange difference
Disposal		(2,262)
Ending balance			2,262
Goodwill, net	7,711	7,511
Online Education Service
Goodwill [Line Items]
Beginning balance	5,726	5,642
Exchange difference	154	84
Ending balance	5,880	5,726
Charge for the year
Exchange difference
Goodwill, net	5,880	5,726
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) | Startup Training Service
Goodwill [Line Items]
Beginning balance	1,785	1,761
Exchange difference	46	24
Ending balance	1,831	1,785
Charge for the year
Exchange difference
Goodwill, net	1,831	1,785
Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) | Gaokao re-take business
Goodwill [Line Items]
Beginning balance		2,262
Disposal		(2,262)
Beginning balance		(2,262)
Charge for the year
Exchange difference
Disposal		$ (2,262)